PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID LAND LEASE PAYMENTS [Abstract]
Schedule of Prepaid Land Lease Payments
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Prepaid land lease payments	432,218	445,444	64,157
Less: accumulated amortization	(2,439)	(3,634)	(523)
Net carrying value	429,779	441,810	63,634

Schedule of Estimated Annual Amortization Expenses
	Amortization
	RMB	US$
2017	2,144	309
2018	2,144	309
2019	2,144	309
2020	2,144	309
2021	2,144	309